Condensed Statements of Changes in Stockholders' Deficit (Q2) - USD ($)	Common Stock [Member]	Common Stock [Member] Better Choice Company [Member]	Common Stock [Member] Bona Vida, Inc. [Member]	Common Stock [Member] Series E Preferred Stock [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Better Choice Company [Member]	Additional Paid-in Capital [Member] Bona Vida, Inc. [Member]	Additional Paid-in Capital [Member] Series E Preferred Stock [Member]	Accumulated Deficit [Member]	Total	Better Choice Company [Member]	Bona Vida, Inc. [Member]	Series A Preferred Stock [Member]	Series E Preferred Stock [Member]
Balance at Aug. 31, 2016	$ 2,992				$ 793,270				$ (1,365,214)	$ (574,323)			$ 1
Balance (in shares) at Aug. 31, 2016	2,991,358												1,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of Series Preferred Stock	$ 16				49,984					50,000
Conversion of Series Preferred Stock (in shares)	16,026
Net loss for the period									(1,743,258)	(1,743,258)
Balance at Aug. 31, 2017	$ 3,009				1,927,960				(3,108,472)	(1,182,874)			$ 1
Balance (in shares) at Aug. 31, 2017	3,008,730												1,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss for the period										(403,212)
Balance at Dec. 31, 2017	$ 11,497				8,545,446				(10,672,090)	(2,115,147)
Balance (in shares) at Dec. 31, 2017	11,497,128
Balance at Aug. 31, 2017	$ 3,009				1,927,960				(3,108,472)	(1,182,874)			$ 1
Balance (in shares) at Aug. 31, 2017	3,008,730												1,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of Series Preferred Stock	$ 56				702,538					702,594
Conversion of Series Preferred Stock (in shares)	56,034
Net loss for the period									(2,950,819)	(2,950,819)
Balance at Aug. 31, 2018	$ 3,065				3,406,146				(6,059,291)	(2,649,275)			$ 1
Balance (in shares) at Aug. 31, 2018	3,064,764												1,000
Balance at Dec. 31, 2017	$ 11,497				8,545,446				(10,672,090)	(2,115,147)
Balance (in shares) at Dec. 31, 2017	11,497,128
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss for the period									(1,655,302)	(1,655,302)
Balance at Mar. 31, 2018	$ 11,497				8,545,446				(12,327,392)	(3,770,449)
Balance (in shares) at Mar. 31, 2018	11,497,128
Balance at Dec. 31, 2017	$ 11,497				8,545,446				(10,672,090)	(2,115,147)
Balance (in shares) at Dec. 31, 2017	11,497,128
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss for the period										(2,400,000)
Balance at Jun. 30, 2018	$ 11,497				8,545,446				(13,071,950)	(4,515,007)
Balance (in shares) at Jun. 30, 2018	11,497,128
Balance at Mar. 31, 2018	$ 11,497				8,545,446				(12,327,392)	(3,770,449)
Balance (in shares) at Mar. 31, 2018	11,497,128
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss for the period									(744,558)	(745,000)
Balance at Jun. 30, 2018	$ 11,497				8,545,446				(13,071,950)	(4,515,007)
Balance (in shares) at Jun. 30, 2018	11,497,128
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued pursuant to private placement					4,665,609					4,668,000			$ 2,391
Shares issued in private placement offering (in shares)													2,391,403
Stock compensation pursuant to services provided	$ 164				430,647					430,811
Stock compensation pursuant to services provided (in shares)	164,357
Net loss for the period									(3,626,157)	(3,626,157)
Balance at Dec. 31, 2018	$ 11,661				13,641,701				(16,698,107)	(3,042,000)			$ 2,391
Balance (in shares) at Dec. 31, 2018	11,661,485												2,391,403
Balance at Aug. 31, 2018	$ 3,065				3,406,146				(6,059,291)	(2,649,275)			$ 1
Balance (in shares) at Aug. 31, 2018	3,064,764												1,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued pursuant to private placement	$ 1,400				0					$ 1,400
Shares issued in private placement offering (in shares)	1,400,000									1,400,000
Retired TruPet Units	$ (1,049)				(26,222)					$ (27,271)
Retired TruPet Units (in shares)	(1,048,904)
Net loss for the period									(4,412,858)	(4,412,858)
Balance at Dec. 31, 2018	$ 11,661				13,641,701				(16,698,107)	(3,042,000)			$ 2,391
Balance (in shares) at Dec. 31, 2018	11,661,485												2,391,403
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Impact on Prior Year of Adoption of ASC 842 | ASC 842 [Member]									(11,824)	(11,824)
Shares issued pursuant to private placement					149,931					150,000			$ 69
Shares issued in private placement offering (in shares)													69,115
Stock compensation pursuant to services provided	$ 19				206,147					206,166
Stock compensation pursuant to services provided (in shares)	18,964
Net loss for the period									(2,780,082)	(2,780,082)
Balance at Mar. 31, 2019	$ 11,680				13,997,779				(19,490,013)	(5,478,093)			$ 2,461
Balance (in shares) at Mar. 31, 2019	11,680,449												2,460,517
Balance at Dec. 31, 2018	$ 11,661				13,641,701				(16,698,107)	(3,042,000)			$ 2,391
Balance (in shares) at Dec. 31, 2018	11,661,485												2,391,403
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Retired TruPet Units										$ (2,200,000)
Retired TruPet Units (in shares)										(1,011,748)
Net loss for the period										$ (164,286,000)
Balance at Jun. 30, 2019	$ 43,168				170,017,177				(181,023,195)	(10,963,000)
Balance (in shares) at Jun. 30, 2019	43,168,161
Balance at Mar. 31, 2019	$ 11,680				13,997,779				(19,490,013)	(5,478,093)			$ 2,461
Balance (in shares) at Mar. 31, 2019	11,680,449												2,460,517
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock compensation pursuant to services provided	$ 1,100				2,225,907					2,227,006
Stock compensation pursuant to services provided (in shares)	1,099,822
Stock based commissions to third parties	$ 798				4,790,156					4,790,955
Stock based commissions to third parties (in shares)	798,492
Conversion of Series Preferred Stock	$ 2,461									0			$ (2,461)
Conversion of Series Preferred Stock (in shares)	2,460,517												(2,460,517)
Retired TruPet Units	$ (1,012)				(2,198,988)					(2,200,000)
Retired TruPet Units (in shares)	(1,011,748)
Balance at May. 05, 2019	$ 15,028				18,814,854				(19,490,013)	(660,132)			$ 0
Balance (in shares) at May. 05, 2019	15,027,533												0
Balance at Mar. 31, 2019	$ 11,680				13,997,779				(19,490,013)	(5,478,093)			$ 2,461
Balance (in shares) at Mar. 31, 2019	11,680,449												2,460,517
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss for the period										(161,506,000)
Balance at Jun. 30, 2019	$ 43,168				170,017,177				(181,023,195)	(10,963,000)
Balance (in shares) at Jun. 30, 2019	43,168,161
Balance at May. 05, 2019	$ 15,028				18,814,854				(19,490,013)	(660,132)			$ 0
Balance (in shares) at May. 05, 2019	15,027,533												0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued pursuant to private placement	$ 5,745				15,670,045					$ 15,675,790
Shares issued in private placement offering (in shares)	5,744,991
Acquisition		$ 3,117	$ 18,003			$ 18,701,067	$ 108,001,637				$ 18,704,184	$ 108,019,640
Acquisition (in shares)		3,117,364	18,003,273							15,027,533		18,003,273
Balance at May. 06, 2019	$ 41,893				161,187,602				(19,490,013)	$ 141,739,482
Balance (in shares) at May. 06, 2019	41,893,161
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock compensation pursuant to services provided	$ 100				599,900					600,000
Stock compensation pursuant to services provided (in shares)	100,000
Conversion of Series Preferred Stock				$ 1,175				$ 7,050,678						$ 7,051,853
Conversion of Series Preferred Stock (in shares)				1,175,000
Vesting of stock options for services provided					1,178,997					1,178,997
Net loss for the period									(161,533,182)	(161,533,182)
Balance at Jun. 30, 2019	$ 43,168				$ 170,017,177				$ (181,023,195)	$ (10,963,000)
Balance (in shares) at Jun. 30, 2019	43,168,161